Long-Term Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt
15.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,	December 31,
	2022	2021
Funding program loans from European Investment Bank ("EIB"):
2.67% due 2028, floating interest rate at Euribor + 0.589%	163	202
1.20% due 2029, floating interest rate at Euribor + 0.564%	183	222
1.31% due 2031, floating interest rate at Euribor + 0.583%	322	379
0.89% due 2031, floating interest rate at Euribor + 0.660%	159	187
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP")
3.15% due 2027, floating interest rate at Euribor + 0.690%	120	156
1.85% due 2027, floating interest rate at Euribor + 0.550%	107	—
2.15% due 2027, floating interest rate at Euribor + 0.850%	107	—
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2025 (Tranche A)	748	713
Zero-coupon, due 2027 (Tranche B)	747	674
Finance leases:
3.86% due 2027, fixed interest rate	38	—
3.78% due 2042, fixed interest rate	19	—
Other funding program loans:
0.32% (weighted average), due 2023-2028, fixed interest rate	4	6
Total long-term debt	2,717	2,539
Less current portion	(175)	(143)
Total long-term debt, less current portion	2,542	2,396

Long-term debt is denominated in the following currencies:

	December 31, 2022	December 31, 2021
U.S. dollar	1,495	1,387
Euro	1,222	1,152
Total	2,717	2,539

On August 4, 2020, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2025 and 2027, respectively. Tranche A bonds were issued at 105.8% as zero-coupon bonds while Tranche B bonds were issued at 104.5% as zero-coupon bonds. The conversion price at issuance was $43.62 for Tranche A equivalent to a 47.5% conversion premium and $45.10 for Tranche B, equivalent to a 52.5% conversion premium. These conversion features correspond to an equivalent of 4,585 shares per each Tranche A bond $200,000 par value and an equivalent of 4,435 shares per each Tranche B bond $200,000 par value. The bonds are convertible by the bondholders or are callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elects a full-cash or full-share conversion as an alternative settlement. The net proceeds from the bond offering were $1,567 million, after deducting issuance costs paid by the Company.

On January 1, 2022, the Company adopted the new guidance on distinguishing liabilities from equity to simplify an issuer’s accounting for convertible instruments by eliminating the cash conversion and beneficial conversion feature models in ASC 470-20. The Company adopted the new guidance by applying the modified retrospective method on instruments outstanding at transition date. These instruments correspond solely to the dual-tranche senior unsecured convertible bonds issued on August 4, 2020, which are convertible instruments with cash conversion features in the scope of the new guidance.

Under previous guidance, proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount. The fair value of the liability component at initial recognition totaled $1,362 million before the allocation of issuance costs and deferred tax effect. An amount of $215 million, before the allocation of $1 million issuance costs and a $30 million deferred tax effect, was recorded in equity as the value of the conversion features of the instruments. Under the new guidance, the Company is no longer required to separately present in equity the cash conversion features embedded in the convertible bonds. Instead, the convertible bonds are wholly accounted for as debt and thus, are stated at principal amount less unamortized debt issuance costs. The new guidance does not affect the separation model for embedded conversion features of convertible debt instruments issued with substantial premium, for which the premium is required to be recorded as additional paid-in capital. The premium received by the Company upon issuance of the convertible bonds remains therefore in equity and amounts to $77 million, net of the corresponding deferred tax effect. The impact upon adoption on the Company’s consolidated financial statements was a $107 million increase in Long-term debt, to reflect the convertible debt at its $1,500 million nominal value, less $6 million of unamortized debt issuance costs, and a $15 million decrease in Long-term deferred tax liabilities, with a corresponding $92 million decrease in equity (composed of a $117 million decrease in Additional paid-in capital and a $25 million increase in Retained earnings).

As of December 31, 2022, the Company stock price did not exceed the conversion prices of the dual-tranche senior unsecured convertible bonds issued on August 4, 2020.

On July 3, 2017, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2022 and 2024, respectively. Tranche A bonds were issued at 101.265% as zero-coupon bonds, while Tranche B bonds were issued at par and bear a 0.25% per annum nominal interest, payable semi-annually. The conversion price at issuance was $20.54, equivalent to a 37.5% premium on both tranches, which corresponded to 9,737 equivalent shares per each $200,000 bond par value. The bonds were convertible by the bondholders or were callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elected a full-cash or full-share conversion as an alternative settlement. The net proceeds from the bond offering were $1,502 million, after deducting issuance costs payable by the Company. Based on the former applicable guidance, proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount. The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement. The fair value of the liability component at initial recognition totaled $1,266 million before allocation of issuance costs and was estimated by calculating the present value of cash flows using a discount rate of 2.70% and 3.28% (including 0.25% per annum nominal interest), respectively, on each tranche, which were determined to be consistent with the market rates at the time for similar instruments with no conversion rights.  An amount of $242 million, net of allocated issuance costs of $1 million, was recorded in equity as the value of the conversion features of the instruments.

The call option available to the Company for the early redemption of Tranche A was exercised in July 2020. As a consequence, bondholders exercised their conversion rights on Tranche A. As the Company elected to net share settle the bonds, each conversion exercised by the bondholders followed the process defined in the original terms and conditions of the senior unsecured convertible bonds, which determined the actual number of shares to be transferred upon each conversion. The Company settled the bonds upon conversion, by redeeming through cash the $750 million principal amount, and by settling the residual consideration through the delivery of 11.4 million treasury shares. The Company allocated the total consideration transferred between debt and equity by measuring at fair value the liability component of Tranche A prior to settlement, then determining the equity component as a residual amount. The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement and consisted in calculating the present value of cash flows using an average estimated discount rate of 0.8%, which approximated current market rates for similar bonds with no conversion rights. The fair value of the liability component as measured prior to extinguishment was $739 million for Tranche A, which generated a loss amounting to $25 million reported on the line “Loss on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2020.

The call option available to the Company for the early redemption of Tranche B was exercised in July 2021. As a consequence, bondholders exercised their conversion rights on the full Tranche B. Each conversion exercised by the bondholders followed the process defined in the original terms and conditions of the convertible bonds, which determined the actual consideration to be transferred to bondholders upon each conversion. Out of the 3,750 bonds composing Tranche B, the Company elected to settle 1,238 bonds on a net-share basis for a total consideration of $479 million, through the payment of the $248 million nominal value in cash and the delivery of approximately 5.8 million treasury shares. The remaining 2,512 bonds were settled on a full cash basis for a total consideration of $1,015 million. The Company allocated the total consideration transferred between debt and equity by measuring at fair value the liability component of Tranche B prior to settlement, then determining the equity component as a residual amount. The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement and consisted in calculating the present value of cash flows using an average estimated discount rate of 1.1%, which approximated current market rates for similar bonds that have no conversion rights. The fair value of the liability component as measured prior to extinguishment was $689 million for the full Tranche B, which generated a loss amounting to $44 million, in addition to $1 million write-off of unamortized debt issuance costs, reported on the line “Loss on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2021.

Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2022
2023	175
2024	172
2025	922
2026	172
2027	908
Thereafter	373
Total	2,722

The difference between the total aggregated future maturities in the preceding table and the total carrying amount of long-term debt is due to unamortized issuance costs on the dual tranche senior unsecured convertible bonds.

Credit facilities

The Company’s long-term debt contained standard conditions but does not impose minimum financial ratios. The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $1,281 million as of December 31, 2022.

The EIB Loans are comprised of three long-term amortizing credit facilities as part of R&D funding programs. The first one, signed in August 2017, is a €500 million loan in relation to R&D and capital expenditures in the European Union for the years 2017 and 2018. The entire amount was fully drawn in Euros corresponding to $346 million outstanding as of December 31, 2022. The second one, signed in 2020, is a €500 million credit facility agreement with EIB to support R&D and capital expenditure programs in Italy and France. The amount was fully drawn in Euros representing $481 million outstanding as of December 31, 2022. In 2022, the Company signed a third long-term amortizing credit facility with EIB of €600 million, out of which, no amount had been drawn as of December 31, 2022.

The CDP loans are comprised of two long-term credit facilities. The first, signed in 2021, is a €150 million loan, fully drawn in Euros, of which $120 million were outstanding as of December 31, 2022. The second one, signed in 2022, is a €200 million loan, fully drawn in Euros, of which $214 million was outstanding as of December 31, 2022.